OPERATING EXPENSES	12 Months Ended
Dec. 31, 2021
OPERATING EXPENSES
OPERATING EXPENSES

NOTE 26. OPERATING EXPENSES

26.1.       Salaries and employee benefit

The detail for salaries and employee benefits for the years ended December 31, 2021, 2020 and 2019 is as follows:

Salaries and employee benefit	2021	2020	2019
In millions of COP
Salaries	1,648,872	1,568,432	1,449,765
Bonuses(1)	714,353	112,843	560,149
Private premium	384,056	402,154	378,979
Social security contributions	355,166	334,831	319,424
Indemnization payment	137,453	100,228	140,633
Other benefits	542,696	526,242	517,874
Total Salaries and employee benefit	3,782,596	3,044,730	3,366,824
(1)	The decrease in 2020 corresponds to the suspension of bonuses related to the variable compensation of Grupo Bancolombia employees during this year.

26.2.       Other administrative and general expenses

The detail for administrative and general expenses for the years ended December 31, 2021, 2020 and 2019 is as follows:

Other administrative and general expenses	2021	2020	2019
	In millions of COP
Fees(1)	756,835	539,473	531,669
Maintenance and repairs	592,493	580,752	599,519
Insurance	495,146	518,553	423,785
Data processing	363,105	307,609	234,219
Frauds and claims	201,115	144,689	65,589
Transport	198,828	178,841	212,582
Advertising	153,066	128,011	151,246
Public services	149,029	110,998	116,837
Cleaning and security services	111,717	106,112	100,593
Contributions and affiliations	101,727	95,638	73,689
Communications	71,861	75,847	77,375
Trust(2)	64,575	34,470	59,334
Properties improvements and installation	64,554	46,489	51,187
Useful and stationery	53,476	50,575	83,891
Real estate management	28,962	26,968	25,012
Others	115,431	195,764	262,531
Total other administrative and general expenses	3,521,920	3,140,789	3,069,058
Taxes other than income tax(3)	719,593	765,766	757,820
(1)	The Increase generated mainly by digital transformation fees.
(2)	The increase is mainly to the payment of yields trust. The yields for 2020 were impacted by the COVID-19 pandemic.
(3)	See Note 12 Income tax.

26.3.       Impairment, depreciation and amortization

The detail for Impairment, depreciation and amortization for the years ended December 31, 2021, 2020 and 2019 is as follows:

Impairment, depreciation and amortization	2021	2020	2019
	In millions of COP
Depreciation of premises and equipment(1)	466,179	360,703	358,439
Amortization of intangible assets(2)	198,169	163,754	141,104
Depreciation of right-of-use assets	190,819	211,910	177,709
Impairment of other assets, net(3)	65,391	101,423	147,338
Total impairment, depreciation and amortization	920,558	837,790	824,590
(1)	See Note 10 Premises and equipment, net.
(2)	See Note 9 Goodwill and intangibles assets, net
(3)	The detail of the impairment of other assets net by operating segments for the years ended December 31, 2021, 2020 and 2019 is presented in the table below:

Impairment (recovery) of other assets, net	2021	2020	2019
	In millions of COP
Banking Colombia(1)	38,632	47,420	108,861
Banking Panamá	17,962	13,211	17,869
Banking Guatemala(2)	7,554	42,006	29,930
All other segments	848	1,339	792
International Banking	-	182	933
Brokerage	-	-	1
Banking El Salvador	395	(2,735)	(11,048)
Total	65,391	101,423	147,338
(1)	Corresponds to impairment of foreclosed assets.
(2)	Corresponds mainly to the recognition of impairment of North Shore Development Company S.A. in 2020, sold in 2021.

During 2021, 2020 and 2019 there did not materialize significant cybersecurity breaches according to the data security policies established by Management.blished by the management.